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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-08529
                                  ----------------------------------------------

                                 Monteagle Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   6550 Directors Parkway           Abilene, Texas                  79606
--------------------------------------------------------------------------------
         (Address of principal executive offices)                (Zip code)

                                Carl C. Peterson

 Parkway Advisors, L.P.    6550 Directors Parkway      Abilene, Texas 79606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (325) 698-3868
                                                     ---------------------------

Date of fiscal year end:        August 31, 2008
                          ------------------------------------

Date of reporting period:       May 31, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================
  PAR VALUE     U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 47.3%      VALUE
--------------------------------------------------------------------------------
                U.S. TREASURY NOTES -- 6.5%
$  2,000,000    4.75%, due 08/15/2017                             $  2,105,314
                                                                  ------------
                FEDERAL FARM CREDIT BANK -- 3.2%
     200,000    6.82%, due 03/16/2009                                  206,488
     250,000    5.375%, due 07/18/2011                                 261,021
     300,000    5.40%, due 10/06/2015                                  302,130
     250,000    5.98%, due 09/15/2016                                  252,191
                                                                  ------------
                                                                     1,021,830
                                                                  ------------
                FEDERAL HOME LOAN BANK -- 18.2%
     250,000    5.125%, due 06/18/2008                                 250,300
     500,000    6.795%, due 06/30/2009                                 521,207
     250,000    5.375%, due 07/17/2009                                 257,068
     250,000    5.75%, due 05/15/2012                                  267,684
     200,000    5.80%, due 06/12/2013                                  205,941
     500,000    6.00%, due 06/18/2013                                  500,717
     250,000    5.125%, due 08/14/2013                                 261,922
     500,000    5.50%, due 08/28/2013                                  514,900
     500,000    5.25%, due 06/18/2014                                  527,115
     250,000    5.50%, due 08/25/2014                                  259,114
     500,000    5.50%, due 10/19/2016                                  513,419
     250,000    5.75%, due 03/13/2017                                  255,003
     500,000    6.00%, due 07/27/2017                                  523,935
     500,000    5.25%, due 11/08/2017                                  511,493
     500,000    5.05%, due 01/03/2018                                  507,981
                                                                  ------------
                                                                     5,877,799
                                                                  ------------
                FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.5%
     400,000    7.00%, due 03/15/2010                                  426,855
     500,000    5.625%, due 03/15/2011                                 525,911
   1,000,000    6.05%, due 08/15/2014                                1,005,966
     500,000    6.00%, due 08/18/2016                                  514,884
     250,000    6.00%, due 08/25/2016                                  251,759
                                                                  ------------
                                                                     2,725,375
                                                                  ------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.9%
     500,000    7.25%, due 01/15/2010                                  532,928
     750,000    5.00%, due 08/02/2012                                  781,265
     500,000    5.00%, due 03/02/2015                                  516,493
     250,000    6.00%, due 08/22/2016                                  251,566
     250,000    6.00%, due 08/29/2016                                  251,737
     600,000    5.55%, due 02/16/2017                                  617,458
     300,000    5.25%, due 01/16/2018                                  300,101
     280,000    5.08%, due 06/24/2018                                  278,695
                                                                  ------------
                                                                     3,530,243
                                                                  ------------

                TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                  (Cost $15,012,094)                              $ 15,260,561
                                                                  ------------

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   PAR VALUE    CORPORATE BONDS -- 30.2%                             VALUE
--------------------------------------------------------------------------------
                AEROSPACE & DEFENSE -- 1.5%
$    500,000    United Technologies Corp., 5.375%, due 12/15/2017 $    497,246
                                                                  ------------

                BEVERAGES -- 4.2%
     300,000    Anheuser-Busch Cos., Inc., 6.00%, due 04/15/2011       312,356
     500,000    Bottling Group, LLC, 4.625%, due 11/15/2012            504,990
     500,000    Coca-Cola Co., 5.75%, due 03/15/2011                   520,021
                                                                  ------------
                                                                     1,337,367
                                                                  ------------
                CAPITAL MARKETS -- 1.5%
     500,000    Goldman Sachs Group, Inc. (The), 5.95%,
                  due 01/18/2008                                       490,209
                                                                  ------------

                COMMERCIAL BANKS -- 3.9%
     750,000    First Tennessee Bank, 5.316%, due 12/08/2008           741,110
     500,000    SunTrust Bank, 6.375%, due 04/01/2011                  511,543
                                                                  ------------
                                                                     1,252,653
                                                                  ------------
                CONSUMER FINANCE -- 1.6%
     500,000    American Express Co., 4.75%, due 06/17/2009            500,407
                                                                  ------------

                DIVERSIFIED FINANCIAL SERVICES -- 3.6%
     250,000    Bank of America Corp., 5.875%, due 02/15/2009          254,207
     500,000    Bank of America Corp., 4.875%, due 01/15/2013          493,810
     500,000    CIT Group, Inc., 4.75%, due 12/15/2010                 427,336
                                                                  ------------
                                                                     1,175,353
                                                                  ------------
                DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
     200,000    SBC Communications, Inc., 5.625%, due 06/15/2016       200,290
                                                                  ------------

                ELECTRICAL EQUIPMENT -- 0.8%
     250,000    Emerson Electric Co., 5.125%, due 12/01/2016           244,119
                                                                  ------------

                FOOD PRODUCTS -- 0.8%
     250,000    Campbell Soup Co., 6.75%, due 02/15/2011               264,606
                                                                  ------------

                HEALTH CARE PROVIDERS & SERVICES -- 0.7%
     250,000    UnitedHealth Group, Inc., 5.00%, due 08/15/2014        235,482
                                                                  ------------

                HOUSEHOLD PRODUCTS -- 0.8%
     250,000    Kimberly-Clark Corp., 5.00%, due 08/15/2013            255,020
                                                                  ------------

                INSURANCE -- 1.5%
     500,000    Prudential Financial, Inc., 5.15%, due 01/15/2013      492,292
                                                                  ------------

                METALS & MINING -- 1.5%
     500,000    Alcoa, Inc., 5.375%, due 01/15/2013                    491,966
                                                                  ------------

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
  PAR VALUE     CORPORATE BONDS -- 30.2% (CONTINUED)                 VALUE
--------------------------------------------------------------------------------
                OIL, GAS & CONSUMABLE FUELS -- 2.4%
$    250,000    ConocoPhillips, 5.50%, due 04/15/2013             $    258,207
     500,000    Shell International Finance, 5.625%,
                  due 06/27/2011                                       525,184
                                                                  ------------
                                                                       783,391
                                                                  ------------
                PHARMACEUTICALS -- 2.4%
     500,000    Abbott Laboratories, 5.40%, due 09/15/2008             502,470
     250,000    Abbott Laboratories, 5.15%, due 11/30/2012             257,100
                                                                  ------------
                                                                       759,570
                                                                  ------------
                SOFTWARE -- 1.6%
     500,000    Oracle Corp., 5.00%, due 01/15/2011                    510,640
                                                                  ------------

                SPECIALTY RETAIL -- 0.8%
     250,000    Lowe's Cos., Inc., 5.60%, due 09/15/2012               255,029
                                                                  ------------

                TOTAL CORPORATE BONDS (Cost $9,900,980)           $  9,745,640
                                                                  ------------

================================================================================
  PAR VALUE     MORTGAGE-BACKED SECURITIES -- 14.8%                  VALUE
--------------------------------------------------------------------------------
                FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.6%
$    359,013    Series 2840, 5.00%, due 08/15/2015                $    362,969
     228,406    Series 15-L, 7.00%, due 07/25/2023                     240,187
     229,091    Series 3058, 5.50%, due 10/15/2035                     233,106
                                                                  ------------
                                                                       836,262
                                                                  ------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.4%
   1,100,000    Pool 386008, 4.52%, due 04/01/2013                   1,101,612
     444,276    Pool 545759, 6.50%, due 07/01/2032                     461,880
     167,850    Pool 754289, 6.00%, due 11/01/2033                     171,144
     654,462    Pool 882684, 6.00%, due 06/01/2036                     664,647
                                                                  ------------
                                                                     2,399,283
                                                                  ------------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 4.8%
     322,595    Pool 648337, 5.00%, due 10/15/2020                     321,775
   1,000,000    Series 2003-81-PB, 6.00%, due 03/20/2029             1,029,843
     177,053    Pool 476998, 6.50%, due 07/15/2029                     184,008
                                                                  ------------
                                                                     1,535,626
                                                                  ------------

                TOTAL MORTGAGE-BACKED SECURITIES
                  (Cost $4,783,901)                               $  4,771,171
                                                                  ------------

================================================================================
  PAR VALUE     MUNICIPAL OBLIGATIONS -- 0.9%                        VALUE
--------------------------------------------------------------------------------
                GEORGIA -- 0.9%
$    300,000    Atlanta & Fulton County Recreation Authority,
                  Revenue, 6.625%, due 12/01/2011 (Cost $301,005) $    305,910
                                                                  ------------

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES      MONEY MARKET FUNDS -- 5.5%                           VALUE
--------------------------------------------------------------------------------
   1,790,553    State Street Institutional U.S. Government
                  Money Market Fund, 1.81%(a) (Cost $1,790,553)   $  1,790,553
                                                                  ------------

                TOTAL INVESTMENTS AT VALUE -- 98.7%
                  (Cost $31,788,533)                              $ 31,873,835

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.3%          416,221
                                                                  ------------

                NET ASSETS -- 100.0%                              $ 32,290,056
                                                                  ============


(a) The rate shown is the effective 7-day yield as of May 31, 2008.

See accompanying notes to schedules of investments.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================
    SHARES      COMMON STOCKS -- 97.5%                               VALUE
--------------------------------------------------------------------------------
                AEROSPACE & DEFENSE -- 4.6%
       1,400    Boeing Co. (The)                                  $    115,878
       1,400    Honeywell International, Inc.                           83,468
       2,125    Precision Castparts Corp.                              256,700
       3,575    United Technologies Corp.                              253,968
                                                                  ------------
                                                                       710,014
                                                                  ------------
                AIR FREIGHT & LOGISTICS -- 1.6%
       1,700    Expeditors International of Washington, Inc.            80,036
       1,725    FedEx Corp.                                            158,200
                                                                  ------------
                                                                       238,236
                                                                  ------------
                BEVERAGES -- 3.3%
       3,900    Coca-Cola Co. (The)                                    223,314
       4,075    PepsiCo, Inc.                                          278,323
                                                                  ------------
                                                                       501,637
                                                                  ------------
                BIOTECHNOLOGY -- 2.3%
       1,700    Genentech, Inc.(a)                                     120,479
       4,204    Gilead Sciences, Inc.(a)                               232,565
                                                                  ------------
                                                                       353,044
                                                                  ------------
                CAPITAL MARKETS -- 2.8%
       2,200    Franklin Resources, Inc.                               222,684
       3,500    Janus Capital Group, Inc.                              101,500
       2,400    Merrill Lynch & Co., Inc.                              105,408
                                                                  ------------
                                                                       429,592
                                                                  ------------
                CHEMICALS -- 5.2%
       4,100    Air Products & Chemicals, Inc.                         417,872
       3,050    Monsanto Co.                                           388,570
                                                                  ------------
                                                                       806,442
                                                                  ------------
                COMMUNICATIONS EQUIPMENT -- 4.4%
      15,275    Cisco Systems, Inc.(a)                                 408,148
       5,625    QUALCOMM, Inc.                                         273,038
                                                                  ------------
                                                                       681,186
                                                                  ------------
                COMPUTERS & PERIPHERALS -- 6.9%
       1,600    Apple, Inc.(a)                                         302,000
       7,400    Dell, Inc.(a)                                          170,644
       6,900    Hewlett-Packard Co.                                    324,714
       2,000    International Business Machines Corp.                  258,860
                                                                  ------------
                                                                     1,056,218
                                                                  ------------
                CONSUMER FINANCE -- 1.1%
       3,775    American Express Co.                                   174,971
                                                                  ------------

                DIVERSIFIED FINANCIAL SERVICES -- 1.0%
       2,200    Bank of America Corp.                                   74,822
         550    InterContinentalExchange, Inc.(a)                       76,010
                                                                  ------------
                                                                       150,832
                                                                  ------------
                ELECTRICAL EQUIPMENT -- 1.3%
       3,100    Roper Industries, Inc.                                 201,624
                                                                  ------------

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES      COMMON STOCKS -- 97.5% (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.4%
       4,455    Amphenol Corp. - Class A                          $    207,737
                                                                  ------------

                ENERGY EQUIPMENT & SERVICES -- 3.4%
       6,460    Cameron International Corp.(a)                         343,866
       1,800    Schlumberger Ltd.                                      182,034
                                                                  ------------
                                                                       525,900
                                                                  ------------
                FOOD & STAPLES RETAILING -- 3.4%
       4,050    Sysco Corp.                                            124,983
       2,200    Walgreen Co.                                            79,244
       4,675    Wal-Mart Stores, Inc.                                  269,935
       1,575    Whole Foods Market, Inc.                                45,675
                                                                  ------------
                                                                       519,837
                                                                  ------------
                HEALTH CARE EQUIPMENT & SUPPLIES -- 3.6%
       3,650    C.R. Bard, Inc.                                        332,880
       2,700    Medtronic, Inc.                                        136,809
       2,100    St. Jude Medical, Inc.(a)                               85,575
                                                                  ------------
                                                                       555,264
                                                                  ------------
                HEALTH CARE PROVIDERS & SERVICES -- 0.6%
       2,700    UnitedHealth Group, Inc.                                92,367
                                                                  ------------

                HOTELS, RESTAURANTS & LEISURE -- 1.5%
       8,000    Burger King Holdings, Inc.                             228,400
                                                                  ------------

                HOUSEHOLD PRODUCTS -- 1.1%
       2,475    Procter & Gamble Co. (The)                             163,474
                                                                  ------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
         960    Constellation Energy Group, Inc.                        82,781
                                                                  ------------

                INDUSTRIAL CONGLOMERATES -- 2.3%
       1,000    3M Co.                                                  77,560
       9,045    General Electric Co.                                   277,862
                                                                  ------------
                                                                       355,422
                                                                  ------------
                INTERNET SOFTWARE & SERVICES -- 3.3%
       4,525    eBay, Inc.(a)                                          135,795
         505    Google, Inc. - Class A(a)                              295,829
       2,900    Yahoo!, Inc.(a)                                         77,604
                                                                  ------------
                                                                       509,228
                                                                  ------------
                IT SERVICES -- 2.3%
       4,450    Cognizant Technology Solutions Corp. - Class A(a)      156,996
       8,600    Western Union Co.                                      203,304
                                                                  ------------
                                                                       360,300
                                                                  ------------
                LIFE SCIENCES TOOLS & SERVICES -- 1.7%
       4,500    Thermo Fisher Scientific, Inc.(a)                      265,590
                                                                  ------------

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES      COMMON STOCKS -- 97.5% (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
                MACHINERY -- 4.8%
       5,250    Danaher Corp.                                     $    410,445
         900    Deere & Co.                                             73,206
       1,900    SPX Corp.                                              252,472
                                                                  ------------
                                                                       736,123
                                                                  ------------
                MEDIA -- 3.9%
       2,700    DIRECTV Group, Inc. (The)(a)                            75,870
       4,600    Viacom Corp. - Class B(a)                              164,772
      10,600    Walt Disney Co. (The)                                  356,160
                                                                  ------------
                                                                       596,802
                                                                  ------------
                MULTI-LINE RETAIL -- 1.6%
       3,560    Nordstrom, Inc.                                        124,529
       2,400    Target Corp.                                           128,064
                                                                  ------------
                                                                       252,593
                                                                  ------------
                OIL, GAS & CONSUMABLE FUELS -- 6.3%
       3,275    Apache Corp.                                           439,046
       2,700    Exxon Mobil Corp.                                      239,652
       3,975    Peabody Energy Corp.                                   293,832
                                                                  ------------
                                                                       972,530
                                                                  ------------
                PERSONAL PRODUCTS -- 1.1%
       6,400    Alberto-Culver Co.                                     169,152
                                                                  ------------

                PHARMACEUTICALS -- 2.8%
       4,300    Abbott Laboratories                                    242,305
       2,000    Johnson & Johnson                                      133,480
       1,540    Merck & Co., Inc.                                       59,998
                                                                  ------------
                                                                       435,783
                                                                  ------------
                REAL ESTATE INVESTMENT TRUSTS (REITs) -- 1.5%
       3,800    ProLogis                                               235,334
                                                                  ------------

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.8%
      13,000    Intel Corp.                                            301,340
       1,350    MEMC Electronic Materials, Inc.(a)                      92,691
       8,000    Microchip Technology, Inc.                             294,720
       6,350    Texas Instruments, Inc.                                206,248
                                                                  ------------
                                                                       894,999
                                                                  ------------
                SOFTWARE -- 7.1%
       3,430    Activision, Inc.(a)                                    115,762
       1,800    ANSYS, Inc.(a)                                          85,140
      17,350    Microsoft Corp.                                        491,352
      17,450    Oracle Corp.(a)                                        398,558
                                                                  ------------
                                                                     1,090,812
                                                                  ------------
                SPECIALTY RETAIL -- 1.6%
       2,700    GameStop Corp. - Class A(a)                            133,920
       4,525    Lowe's Cos., Inc.                                      108,600
                                                                  ------------
                                                                       242,520
                                                                  ------------

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES      COMMON STOCKS -- 97.5% (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
                TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
       3,225    Nike, Inc. - Class B                              $    220,493
                                                                  ------------

                TOTAL COMMON STOCKS (Cost $13,114,024)            $ 15,017,237
                                                                  ------------

================================================================================
    SHARES      MONEY MARKET FUNDS -- 2.6%                           VALUE
--------------------------------------------------------------------------------
     408,039    State Street Institutional U.S. Government Money
                  Market Fund, 1.81%(b) (Cost $408,039)           $    408,039
                                                                  ------------

                TOTAL INVESTMENTS AT VALUE -- 100.1%
                  (Cost $13,522,063)                              $ 15,425,276

                LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1%)         (19,567)
                                                                  ------------

                NET ASSETS -- 100.0%                              $ 15,405,709
                                                                  ============


(a) Non-income producing security.
(b) The rate shown is the effective 7-day yield as of May 31, 2008.

See accompanying notes to schedules of investments.

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================
    SHARES      COMMON STOCKS -- 98.3%                               VALUE
--------------------------------------------------------------------------------
                AEROSPACE & DEFENSE -- 11.9%
      10,000    Lockheed Martin Corp.                             $  1,094,400
       8,700    Precision Castparts Corp.                            1,050,960
      11,500    United Technologies Corp.                              816,960
                                                                  ------------
                                                                     2,962,320
                                                                  ------------
                BEVERAGES -- 3.6%
      13,000    PepsiCo, Inc.                                          887,900
                                                                  ------------

                BIOTECHNOLOGY -- 5.8%
       9,500    Genentech, Inc.(a)                                     673,265
      13,800    Gilead Sciences, Inc.(a)                               763,416
                                                                  ------------
                                                                     1,436,681
                                                                  ------------
                CAPITAL MARKETS -- 5.4%
       4,000    BlackRock, Inc. - Class A                              899,960
       2,600    Goldman Sachs Group, Inc. (The)                        458,666
                                                                  ------------
                                                                     1,358,626
                                                                  ------------
                CHEMICALS -- 2.3%
       4,500    Monsanto Co.                                           573,300
                                                                  ------------

                COMMERCIAL BANKS -- 1.7%
      15,600    Wells Fargo & Co.                                      430,092
                                                                  ------------

                COMMUNICATIONS EQUIPMENT -- 8.7%
      31,200    Cisco Systems, Inc.(a)                                 833,664
      24,500    Nokia Corp. - ADR                                      695,800
       4,700    Research In Motion Ltd.(a)                             652,689
                                                                  ------------
                                                                     2,182,153
                                                                  ------------
                COMPUTERS & PERIPHERALS -- 4.5%
       5,900    Apple, Inc.(a)                                       1,113,625
                                                                  ------------

                CONSUMER FINANCE -- 3.2%
      17,400    American Express Co.                                   806,490
                                                                  ------------

                DIVERSIFIED FINANCIAL SERVICES -- 3.1%
       1,800    CME Group, Inc.                                        774,540
                                                                  ------------

                ENERGY EQUIPMENT & SERVICES -- 6.4%
       8,200    Smith International, Inc.                              647,144
       6,306    Transocean, Inc.(a)                                    947,098
                                                                  ------------
                                                                     1,594,242
                                                                  ------------
                HEALTH CARE EQUIPMENT & SUPPLIES -- 15.2%
       6,600    Alcon, Inc.                                          1,036,200
      10,600    Becton Dickinson & Co.                                 895,170
      17,800    Hologic, Inc.(a)                                       427,734

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES      COMMON STOCKS -- 98.3% (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT & SUPPLIES -- 15.2% (CONTINUED)
       1,600    Intuitive Surgical, Inc.(a)                       $    469,744
      15,200    Stryker Corp.                                          981,160
                                                                  ------------
                                                                     3,810,008
                                                                  ------------
                HOUSEHOLD PRODUCTS -- 2.0%
       7,600    Procter & Gamble Co. (The)                             501,980
                                                                  ------------

                INDUSTRIAL CONGLOMERATES -- 7.6%
      26,700    General Electric Co.                                   820,224
      17,300    McDermott International, Inc.(a)                     1,073,119
                                                                  ------------
                                                                     1,893,343
                                                                  ------------
                IT SERVICES -- 3.8%
      11,000    Visa, Inc. - Class A(a)                                949,960
                                                                  ------------

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.0%
      20,700    NVIDIA Corp.(a)                                        511,290
                                                                  ------------

                SOFTWARE -- 7.9%
      33,300    Microsoft Corp.                                        943,056
      45,000    Oracle Corp.(a)                                      1,027,800
                                                                  ------------
                                                                     1,970,856
                                                                  ------------

                WIRELESS TELECOMMUNICATION SERVICES -- 3.2%
      13,400    America Movil SAB de C.V. - Series L - ADR             800,918
                                                                  ------------

                TOTAL COMMON STOCKS (Cost $21,013,477)            $ 24,558,324
                                                                  ------------

================================================================================
    SHARES      MONEY MARKET FUNDS -- 1.8%                           VALUE
--------------------------------------------------------------------------------
     448,084    State Street Institutional U.S. Government Money
                  Market Fund, 1.81%(b) (Cost $448,084)           $    448,084
                                                                  ------------

                TOTAL INVESTMENTS AT VALUE -- 100.1%
                  (Cost $21,461,561)                              $ 25,006,408

                LIABILITES IN EXCESS OF OTHER ASSETS -- (0.1%)        (12,020)
                                                                  ------------

                NET ASSETS -- 100.0%                              $ 24,994,388
                                                                  ============


(a) Non-income producing security.
(b) The rate shown is the effective 7-day yield as of May 31, 2008. ADR - American Depositary Receipt

See accompanying notes to schedules of investments.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================
    SHARES      COMMON STOCKS -- 96.1%                               VALUE
--------------------------------------------------------------------------------
                AUTOMOBILES -- 1.7%
       5,000    Harley-Davidson, Inc.                             $    207,850
                                                                  ------------

                BUILDING PRODUCTS -- 1.8%
      11,500    Masco Corp.                                            213,210
                                                                  ------------

                CAPITAL MARKETS -- 1.8%
       5,000    Morgan Stanley                                         221,150
                                                                  ------------

                CHEMICALS -- 4.9%
       5,000    Ashland, Inc.                                          268,350
       8,154    Dow Chemical Co. (The)                                 329,422
                                                                  ------------
                                                                       597,772
                                                                  ------------
                COMMERCIAL BANKS -- 3.6%
      10,300    KeyCorp                                                200,541
       8,500    Wells Fargo & Co.                                      234,345
                                                                  ------------
                                                                       434,886
                                                                  ------------
                COMMUNICATIONS EQUIPMENT -- 4.2%
      16,900    Motorola, Inc.                                         157,677
       7,180    QUALCOMM, Inc.                                         348,517
                                                                  ------------
                                                                       506,194
                                                                  ------------
                COMPUTERS & PERIPHERALS -- 2.5%
      19,500    QLogic Corp.(a)                                        307,905
                                                                  ------------

                CONTAINERS & PACKAGING -- 2.0%
       9,300    Bemis Co., Inc.                                        247,380
                                                                  ------------

                DIVERSIFIED FINANCIAL SERVICES -- 4.0%
      10,342    Bank of America Corp.                                  351,731
      13,500    CIT Group, Inc.                                        135,000
                                                                  ------------
                                                                       486,731
                                                                  ------------
                DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.3%
      12,959    AT&T, Inc.                                             517,064
                                                                  ------------

                ELECTRICAL EQUIPMENT -- 2.5%
       5,259    Rockwell Automation, Inc.                              307,914
                                                                  ------------

                ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.3%
      21,500    Jabil Circuit, Inc.                                    273,480
                                                                  ------------

                ENERGY EQUIPMENT & SERVICES -- 10.5%
       2,900    ENSCO International, Inc.                              208,307
       7,800    Halliburton Co.                                        378,924
       8,873    Rowan Cos., Inc.                                       391,743
       2,000    Transocean, Inc.(a)                                    300,380
                                                                  ------------
                                                                     1,279,354
                                                                  ------------

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES      COMMON STOCKS -- 96.1% (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
                FOOD & STAPLES RETAILING -- 3.3%
      13,000    Sysco Corp.                                       $    401,180
                                                                  ------------

                HEALTH CARE PROVIDERS & SERVICES -- 3.6%
       6,300    UnitedHealth Group, Inc.                               215,523
       4,000    WellPoint, Inc.(a)                                     223,280
                                                                  ------------
                                                                       438,803
                                                                  ------------
                HOTELS, RESTAURANTS & LEISURE -- 1.9%
      12,400    Starbucks Corp.(a)                                     225,556
                                                                  ------------

                HOUSEHOLD PRODUCTS -- 1.6%
       9,500    Newell Rubbermaid, Inc.                                190,760
                                                                  ------------

                INDUSTRIAL CONGLOMERATES -- 2.8%
      11,100    General Electric Co.                                   340,992
                                                                  ------------

                MACHINERY -- 4.7%
       5,800    Dover Corp.                                            313,664
       4,800    PACCAR, Inc.                                           256,272
                                                                  ------------
                                                                       569,936
                                                                  ------------
                METALS & MINING -- 7.2%
       2,500    Freeport-McMoRan Copper & Gold, Inc.                   289,275
       4,500    Nucor Corp.                                            336,600
      14,200    Titanium Metals Corp.                                  247,080
                                                                  ------------
                                                                       872,955
                                                                  ------------
                MULTI-LINE RETAIL -- 5.5%
       7,500    Kohl's Corp.(a)                                        336,000
       6,121    Target Corp.                                           326,617
                                                                  ------------
                                                                       662,617
                                                                  ------------
                OIL, GAS & CONSUMABLE FUELS -- 1.8%
       2,400    ConocoPhillips                                         223,440
                                                                  ------------

                PHARMACEUTICALS -- 6.4%
       3,800    Johnson & Johnson                                      253,612
      13,500    Pfizer, Inc.                                           261,360
      12,700    Schering-Plough Corp.                                  259,080
                                                                  ------------
                                                                       774,052
                                                                  ------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 7.4%
      22,477    Applied Materials, Inc.                                445,269
      19,438    Intel Corp.                                            450,573
                                                                  ------------
                                                                       895,842
                                                                  ------------
                SPECIALTY RETAIL -- 2.6%
      17,151    Gap, Inc. (The)                                        313,006
                                                                  ------------

                WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
      15,500    Sprint Nextel Corp.(a)                                 145,080
                                                                  ------------

                TOTAL COMMON STOCKS (Cost $11,364,466)            $ 11,655,109
                                                                  ------------

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES      MONEY MARKET FUNDS -- 3.7%                           VALUE
--------------------------------------------------------------------------------
     450,464    State Street Institutional U.S. Government Money
                  Market Fund, 1.81%(b) (Cost $450,464)           $    450,464
                                                                  ------------

                TOTAL INVESTMENTS AT VALUE -- 99.8%
                  (Cost $11,814,930)                              $ 12,105,573

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%           19,311
                                                                  ------------

                NET ASSETS -- 100.0%                              $ 12,124,884
                                                                  ============


(a) Non-income producing security.
(b) The rate shown is the effective 7-day yield as of May 31, 2008.

See accompanying notes to schedules of investments.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================
    SHARES      COMMON STOCKS -- 97.0%                               VALUE
--------------------------------------------------------------------------------
                AEROSPACE & DEFENSE -- 4.6%
      15,000    Goodrich Corp.                                    $    972,150
                                                                  ------------

                CHEMICALS -- 3.4%
      14,750    E.I. du Pont de Nemours & Co.                          706,672
                                                                  ------------

                COMMUNICATIONS EQUIPMENT -- 1.4%
      15,000    Avocent Corp.(a)                                       295,950
                                                                  ------------

                DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 6.0%
      20,000    AT&T, Inc.                                             798,000
         226    FairPoint Communications, Inc.                           2,034
      12,000    Verizon Communications, Inc.                           461,640
                                                                  ------------
                                                                     1,261,674
                                                                  ------------
                ELECTRIC UTILITIES -- 2.2%
      25,550    Duke Energy Corp.                                      472,164
                                                                  ------------

                ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 0.7%
     100,000    Sanmina-SCI Corp.(a)                                   150,000
                                                                  ------------

                ENERGY EQUIPMENT & SERVICES -- 36.6%
       7,000    Baker Hughes, Inc.                                     620,340
      34,000    Halliburton Co.                                      1,651,720
      12,000    Helmerich & Payne, Inc.                                751,800
      12,000    Nabors Industries Ltd.(a)                              504,480
      26,450    Rowan Cos., Inc.                                     1,167,768
      21,000    Tidewater, Inc.                                      1,434,930
      10,494    Transocean, Inc.(a)                                  1,576,094
                                                                  ------------
                                                                     7,707,132
                                                                  ------------
                MACHINERY -- 4.9%
      25,000    Trinity Industries, Inc.                             1,021,250
                                                                  ------------

                METALS & MINING -- 13.1%
      22,000    Alcoa, Inc.                                            892,980
      25,000    Barrick Gold Corp.                                   1,007,250
      18,000    Newmont Mining Corp.                                   855,540
                                                                  ------------
                                                                     2,755,770
                                                                  ------------
                MULTI-LINE RETAIL -- 2.0%
       5,000    Sears Holdings Corp.(a)                                423,600
                                                                  ------------

                OIL, GAS & CONSUMABLE FUELS -- 7.8%
      16,000    Marathon Oil Corp.                                     822,240
      30,000    Spectra Energy Corp.                                   810,600
                                                                  ------------
                                                                     1,632,840
                                                                  ------------

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES      COMMON STOCKS -- 97.0% (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
                PHARMACEUTICALS -- 5.5%
      30,000    Pfizer, Inc.                                      $    580,800
      28,000    Schering-Plough Corp.                                  571,200
                                                                  ------------
                                                                     1,152,000
                                                                  ------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.5%
      17,000    Applied Materials, Inc.                                336,770
      17,000    Intel Corp.                                            394,060
                                                                  ------------
                                                                       730,830
                                                                  ------------
                SOFTWARE -- 2.4%
      18,000    Microsoft Corp.                                        509,760
                                                                  ------------

                SPECIALTY RETAIL -- 2.9%
      34,000    Gap, Inc. (The)                                        620,500
                                                                  ------------

                TOTAL COMMON STOCKS (Cost $12,142,960)            $ 20,412,292
                                                                  ------------

================================================================================
    SHARES      MONEY MARKET FUNDS -- 2.9%                           VALUE
--------------------------------------------------------------------------------
     602,965    State Street Institutional U.S. Government Money
                  Market Fund, 1.81%(b) (Cost $602,965)           $    602,965
                                                                  ------------

                TOTAL INVESTMENTS AT VALUE -- 99.9%
                  (Cost $12,745,925)                              $ 21,015,257

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%           31,680
                                                                  ------------

                NET ASSETS -- 100.0%                              $ 21,046,937
                                                                  ============


(a) Non-income producing security.
(b) The rate shown is the effective 7-day yield as of May 31, 2008.

See accompanying notes to schedules of investments.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================
    SHARES      COMMON STOCKS -- 58.4%                               VALUE
--------------------------------------------------------------------------------
                CHEMICALS -- 6.5%
         600    CF Industries Holdings, Inc.                      $     82,140
         800    Monsanto Co.                                           101,920
       1,200    Mosaic Co. (The)(a)                                    150,384
       1,800    Potash Corp. of Saskatchewan, Inc.                     358,326
                                                                  ------------
                                                                       692,770
                                                                  ------------
                ELECTRICAL EQUIPMENT -- 1.0%
         400    First Solar, Inc.(a)                                   107,016
                                                                  ------------

                ENERGY EQUIPMENT & SERVICES -- 7.3%
       1,900    Atwood Oceanics, Inc.(a)                               193,629
       4,300    Helmerich & Payne, Inc.                                269,395
       2,100    Transocean, Inc.(a)                                    315,399
                                                                  ------------
                                                                       778,423
                                                                  ------------
                IT SERVICES -- 5.2%
       1,000    Mastercard, Inc.                                       308,650
       2,800    Visa, Inc. - Class A(a)                                241,808
                                                                  ------------
                                                                       550,458
                                                                  ------------
                MACHINERY -- 2.9%
       4,400    Bucyrus International, Inc.                            311,432
                                                                  ------------

                METALS & MINING -- 7.2%
       1,100    AK Steel Holding Corp.                                  78,100
       1,800    Companhia Siderurgica Nacional S.A. - ADR               88,506
       2,000    Companhia Vale do Rio Doce - ADR                        79,560
       2,200    Nucor Corp.                                            164,560
       9,700    Steel Dynamics, Inc.                                   350,170
                                                                  ------------
                                                                       760,896
                                                                  ------------
                OIL, GAS & CONSUMABLE FUELS -- 24.6%
       2,700    Apache Corp.                                           361,962
       1,700    Cimarex Energy Co.                                     115,838
       4,000    Comstock Resources, Inc.(a)                            229,400
      10,800    Denbury Resources, Inc.(a)                             366,768
       2,200    EOG Resources, Inc.                                    282,986
      12,900    PetroQuest Energy, Inc.(a)                             285,735
       2,400    Quicksilver Resources, Inc.(a)                          87,432
       4,200    Range Resources Corp.                                  276,192
       5,700    Southwestern Energy Co.(a)                             252,738
       5,100    Stone Energy Corp.(a)                                  344,658
                                                                  ------------
                                                                     2,603,709
                                                                  ------------
                ROAD & RAIL -- 3.7%
       5,700    CSX Corp.                                              393,642
                                                                  ------------

                TOTAL COMMON STOCKS (Cost $6,002,695)             $  6,198,346
                                                                  ------------

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES      EXCHANGE TRADED FUNDS -- 3.7%                        VALUE
--------------------------------------------------------------------------------
      13,700    UltraShort Oil & Gas ProShares Fund
                  (Cost $372,121)                                 $    396,752
                                                                  ------------

================================================================================
    SHARES      MONEY MARKET FUNDS -- 37.1%                          VALUE
--------------------------------------------------------------------------------
   3,931,440    State Street Institutional U.S. Government Money
                  Market Fund, 1.81%(b) (Cost $3,931,440)         $  3,931,440
                                                                  ------------

                TOTAL INVESTMENTS AT VALUE -- 99.2%
                  (Cost $10,306,256)                              $ 10,526,538

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%           84,816
                                                                  ------------

                NET ASSETS -- 100.0%                              $ 10,611,354
                                                                  ============


(a) Non-income producing security.
(b) The rate shown is the effective 7-day yield as of May 31, 2008. ADR - American Depositary Receipt

See accompanying notes to schedules of investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MAY 31, 2008 (UNAUDITED)
================================================================================

1.   SECURITIES VALUATION

Securities, other than short-term securities, held by the Monteagle Fixed Income Fund, the Monteagle Quality Growth Fund, the Monteagle Large Cap Growth Fund, the Monteagle Select Value Fund, the Monteagle Value Fund and the Monteagle Informed Investor Growth Fund (each a "Fund" and collectively the "Funds") for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund's business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect their values as quoted by dealers who make markets in those securities or by an independent pricing source. In the absence of readily available market quotations, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees. At May 31, 2008, no securities were valued at fair value. Securities with maturities of 60 days or less are valued at amortized cost. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

2.   SECURITY TRANSACTIONS

Security transactions are accounted for on a trade date basis and realized gains and losses on investments sold are determined on the basis of specific identification.

3.   FEDERAL INCOME TAX

The following information is based upon the federal income tax cost of the investment securities as of May 31, 2008:

                                     Fixed Income       Quality Growth     Large Cap Growth
                                         Fund                Fund                Fund
                                   ----------------    ----------------    ----------------

     Tax cost                      $   31,788,533      $   13,566,901      $   21,461,561
                                   ================    ================    ================

     Unrealized appreciation       $      405,578      $    2,636,120      $    4,281,365
     Unrealized depreciation             (320,276)           (777,745)           (736,518)
                                   ----------------    ----------------    ----------------

     Net unrealized appreciation   $       85,302      $    1,858,375      $    3,544,847
                                   ================    ================    ================


                                     Select Value           Value          Informed Investor
                                         Fund               Fund              Growth Fund
                                   ----------------    ----------------    ----------------

     Tax cost                      $   11,814,930      $   12,745,925      $   10,320,268
                                   ================    ================    ================

     Unrealized appreciation       $    1,304,231      $    8,813,368      $      337,112
     Unrealized depreciation           (1,013,588)           (544,036)           (130,842)
                                   ----------------    ----------------    ----------------

     Net unrealized appreciation   $      290,643      $    8,269,332      $      206,270
                                   ================    ================    ================

The difference between the federal income tax cost of investment securities and the schedule of investments cost for the Monteagle Quality Growth Fund and the Monteagle Informed Investor Growth Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Monteagle Funds
             -------------------------------------------------------------------



By (Signature and Title)*       /s/ Carl C. Peterson
                           -----------------------------------------------------
                               Carl C. Peterson, President

Date          July 10, 2008
      ---------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*       /s/ Carl C. Peterson
                           -----------------------------------------------------
                               Carl C. Peterson, President

Date          July 10, 2008
      ---------------------------------------------------



By (Signature and Title)*       /s/ Mark J. Seger
                           -----------------------------------------------------
                               Mark J. Seger, Treasurer

Date          July 10, 2008
      ---------------------------------------------------



* Print the name and title of each signing officer under his or her signature.